Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of the Company’s Revenues Disaggregated by Country	The following table shows the Company’s revenues disaggregated by country and contract type:
	Three Months Ended September 30		Nine Months Ended September 30
	2023	2022	2023	2022
Revenue by Country
Italy	1,228	1,018	2,924	2,847
Romania	5,161	4,216	13,271	14,061
Germany	8	44	22	142
Netherlands	1,096	1,673	4,378	3,759
Poland	2,952	5,411	7,121	9,659
United States	33	10	83	15
Total	10,478	12,372	27,799	30,483
	Three Months Ended September 30		Nine Months Ended September 30
	2023	2022	2023	2022
Revenue by Offtake Type
Country Renewable Programs	3,690	9,184	8,812	16,550
Green Certificates	3,212	1,155	8,170	6,970
Energy Offtake Agreements	3,572	2,020	10,355	6,808
Other Revenue	4	13	462	155
Total	10,478	12,372	27,799	30,483
The following table shows the Company’s revenues disaggregated by country and contract type:
	Year Ended December 31,
Revenue, by Country (in thousands)	2022	2021
	(in thousands)
Italy	$3,354	$3,665
Romania	13,710	13,964
Germany	201	187
Netherlands	4,528	1,340
Poland	10,709	2,237
United States	24	—
Total	$32,526	$21,393
	Year Ended December 31,
Revenue, by Offtake Type (in thousands)	2022	2021
	(in thousands)
Country Renewable Programs	$5,016	$4,133
Green Certificates	9,452	8,427
Energy Offtake Agreements	17,888	8,833
Other Revenue	170	—
Total	$32,526	$21,393

Schedule of Diluted Net Loss Per Share	The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share because their inclusion would be anti-dilutive:
	September 30,	September 30,
	2023	2022

	(in thousands)
Stock options	40,000	-
Warrants	43,500	538,146
Total	83,500	538,146

The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share because their inclusion would be anti-dilutive:
	Year Ended December 31,
	2022	2021
Stock options granted and shares outstanding	26,365,738	26,335,738
Warrants	220,182	817,704
Total	26,585,920	27,153,442

Clean Earth Acquisitions Corp [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Common Stock Subject to Possible Redemption is Reflected on the Balance Sheet	The Class A common stock subject to possible redemption is reflected on the balance sheet as of September 30, 2023 as follows:
Gross proceeds from initial public offering	$230,000,000
Less:
Fair value allocated to public warrants	(4,390,700)
Fair value allocated to rights	(15,741,200)
Offering costs allocated to Class A common stock subject to possible redemption	(17,038,513)
Plus:
Re-measurement on Class A common stock subject to possible redemption	42,756,441
Class A common stock subject to possible redemption, December 31, 2022	235,586,028
Re-measurement on Class A common stock subject to possible redemption	2,409,648
Class A common stock subject to possible redemption, March 31, 2023	237,995,676
Redemption of Class A common stock	(154,152,327)
Re-measurement on Class A common stock subject to possible redemption	1,097,561
Class A common stock subject to possible redemption, June 30, 2023	84,940,910
Re-measurement on Class A common stock subject to possible redemption	1,097,181
Class A common stock subject to possible redemption, September 30, 2023	$86,038,091

The Class A common stock subject to possible redemption is reflected on the balance sheet at December 31, 2022 as follows:
Gross proceeds from initial public offering	$230,000,000
Less:
Fair value allocated to public warrants	(4,390,700)
Fair value allocated to rights	(15,741,200)
Offering costs allocated to Class A common stock subject to possible redemption	(17,038,513)
Plus:
Re-measurement on Class A common stock subject to possible redemption	42,756,441
Class A common shares subject to possible redemption, December 31, 2022	$235,586,028

Schedule of Basic and Diluted Net Income (Loss) Per Common Stock	The following tables reflect the calculation of basic and diluted net income (loss) per common stock for the three and nine months ended September 30, 2023 (in dollars, except share amounts):
Three Months Ended
September 30,
2023
Net income	$7,216
Remeasurement of temporary equity to redemption value	(1,097,181)
Net loss including remeasurement of temporary equity to redemption value	$(1,089,965)
	Three Months Ended
	September 30,
	2023
	Class A	Class A & Class B
	Redeemable	Non-redeemable
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss) including accretion of temporary equity	$(531,636)	$(558,329)
Deemed dividend for remeasurement of temporary equity to redemption value	1,097,181	—
Allocation of net income (loss)	$565,545	$(558,329)

Weighted average shares outstanding	8,147,563	8,556,667
Net income (loss) per share	$0.07	$(0.07)
Nine Months Ended
September 30,
2023
Net income	$3,239,010
Remeasurement of temporary equity to redemption value	(4,604,390)
Net loss including remeasurement of temporary equity to redemption value	$(1,365,380)
	Nine Months Ended
	September 30,
	2023
	Class A	Class A & Class B
	Redeemable	Non-redeemable
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss) including accretion of temporary equity	$(890,320)	$(475,060)
Deemed dividend for remeasurement of temporary equity to redemption value	4,604,390	—
Allocation of net income (loss)	$3,714,070	$(475,060)

Weighted average shares outstanding	16,036,220	8,556,667
Net income (loss) per share	$0.23	$(0.06)
Three Months Ended
September 30,
2022
Net loss	$(146,096)
Remeasurement of temporary equity to redemption value	(1,139,015)
Net loss including remeasurement of temporary equity to redemption value	$(1,285,111)

	Three Months Ended
	September 30,
	2022
	Class A	Class A & Class B
	Redeemable	Non-redeemable
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss) including accretion of temporary equity	$(936,650)	$(348,461)
Deemed dividend for remeasurement of temporary equity to redemption value	1,139,015	—
Allocation of net income (loss)	$202,365	$(348,461)

Weighted average shares outstanding	23,000,000	8,556,667
Net income (loss) per share	$0.01	$(0.04)
Nine Months Ended
September 30,
2022
Net loss from beginning of year through date of initial public offering	$(37,034)
Net loss from date of initial public offering through September 30, 2022	(821,782)
Total loss year to date	(858,816)
Remeasurement of temporary equity to redemption value	(41,007,220)
Net loss including remeasurement of temporary equity to redemption value	$(41,866,036)
	Nine Months Ended
	September 30,
	2022
	Class A	Class A & Class B
	Redeemable	Non-redeemable
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss) including accretion of temporary equity	$(30,486,966)	$(11,379,070)
Deemed dividend for remeasurement of temporary equity to redemption value	41,007,220	—
Allocation of net income (loss)	$10,520,254	$(11,379,070)

Weighted average shares outstanding	18,113,553	8,107,815
Net income (loss) per share	$0.58	$(1.40)
The following tables reflect the calculation of basic and diluted net income (loss) per common stock for the twelve months ended December 31, 2022 (in dollars, except share amounts):
Twelve Months Ended
December 31,
2022
Net loss from beginning of year through date of initial public offering	$(37,034)
Net income from date of initial public offering through December 31, 2022	96,989
Total net income year to date	59,955
Remeasurement of temporary equity to redemption value	(42,756,441)
Net loss including remeasurement of temporary equity to redemption value	$(42,696,486)
The following tables reflect the calculation of basic and diluted net loss per common stock for the period from May 14, 2021 (inception) through December 31, 2021 (in dollars, except share amounts):
For the Period From
May 14, 2021
(Inception) Through
December 31,
2021
Net loss	$(2,546)
Basic and diluted weighted average shares outstanding, non-redeemable Class B common stock	7,666,667
Basic and diluted net loss per share, non-redeemable Class B common stock	$(0.00)

Schedule of Basic and Diluted Net Income (Loss) Per Share
	Twelve Months Ended
	December 31,
	2022
	Class A	Class A & Class B
	Redeemable	Non-redeemable
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(31,092,238)	$(11,604,248)
Deemed dividend for remeasurement of temporary equity to redemption value	42,756,441	—
Total net income (loss) by class	$11,664,203	$(11,604,248)
Weighted average shares outstanding	19,282,192	8,412,804
Net income (loss) per share	$0.60	$(1.38)